Parent Entity Financial Information - Schedule of Financial Statements (Details) - Parent [member] - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement of financial position
Current assets	$ 39,621,179	$ 19,657,595
Non-current assets	40,000,365	45,524,229
Total assets	79,621,544	65,181,824
Current liabilities	14,091,574	16,846,523
Non-current liabilities	29,653,015	27,675,150
Total liabilities	43,744,588	44,521,673
Shareholders’ equity
Issued capital	176,558,493	100,681,716
Other equity	849,544	849,544
Reserves
Shares to be issued		24,185,229
Share-based payments	13,197,222	14,151,013
Equity Settled Payments		138,167
Retained earnings	(154,728,303)	(119,345,518)
Total shareholders’ equity	35,876,956	20,660,151
Loss for the year	(32,205,611)	(42,570,656)
Total comprehensive loss	$ (32,205,611)	$ (42,570,656)